Income Taxes - Schedule of Reconciliation of the Federal Statutory Income Tax Rate (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of the Federal Statutory Income Tax Rate [Abstract]
Federal statutory income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State tax rate, net of federal benefit					7.10%	7.10%
Change in valuation allowance on net operating loss carry-forwards					(28.10%)	(28.10%)
Effective income tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%